Impairment - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 JPY (¥) Segment	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 JPY (¥)
Disclosure of information for cash-generating units [line items]
Number of CGU's	5
Number of operating segments | Segment	2
Number of reportable segments | Segment	2
Impairment loss of goodwill	¥ 0	¥ 0	¥ 0
Impairment loss of other intangible assets	212	214	0
Impairment loss of property and equipment	0	0	¥ 0
Kiwiple [member]
Disclosure of information for cash-generating units [line items]
Impairment loss of other intangible assets		134
LINE Games Global Gateway L.P. [member]
Disclosure of information for cash-generating units [line items]
Impairment loss of other intangible assets		¥ 80
Core business [member]
Disclosure of information for cash-generating units [line items]
Impairment loss of other intangible assets	60
Strategic business [member]
Disclosure of information for cash-generating units [line items]
Impairment loss of other intangible assets	¥ 152